Transfer of Assets	3 Months Ended
Jan. 31, 2019
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Transfer of Assets

Note 4: Transfer of Assets

Loan Securitization

We sell Canadian mortgage loans to bank-sponsored and third-party Canadian securitization programs, including the Canadian Mortgage Bond program, and directly to third-party investors under the NHA-MBS program and under our own program. We assess whether substantially all of the risk and rewards of the loans have been transferred to determine if they qualify for derecognition.

During the three months ended January 31, 2019, we sold $1,596 million of loans to these programs ($1,386 million for the three months ended January 31, 2018).

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)	January 31, 2019		October 31, 2018
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	5,789		5,569
Other related assets (2)	10,997		11,640
Total (3)	16,786	16,505	17,209	16,925

(1)	Carrying amount of loans is net of allowance for credit losses.
(2)

Other related assets represent payments received on account of loans pledged under securitization that have not been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the above table.

(3)

The fair values of assets and associated liabilities are $16,689 million and $16,611 million, respectively, as at January 31, 2019 ($17,105 million and $16,763 million, respectively, as at October 31, 2018).

We retain the mortgage servicing rights for certain mortgage loans purchased or originated in the U.S. which are sold and derecognized. During the three months ended January 31, 2019 we sold $109 million of these loans ($229 million for the three months ended January 31, 2018) and recognized $4 million in mortgage servicing rights ($4 million for the three months ended January 31, 2018) due to our continued involvement.